CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net loss	$ (11,520)	$ (32,241)	$ (12,680)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	7,582	2,144	12,327
Comprehensive loss	(3,938)	(30,097)	(353)
Less: comprehensive (loss)/income attributable to non-controlling interest	(593)	417	(3,138)
Comprehensive income/(loss) attributable to AirMedia Group Inc.'s shareholders	$ (3,345)	$ (30,514)	$ 2,785